Revenues - Revenues by Category (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [Abstract]
Sale of goods	¥ 10,823	¥ 8,056	¥ 4,250
Rendering of services	154,356	131,201	115,515
Royalties	1,968	1,447	641
Revenues	¥ 167,147	¥ 140,704	¥ 120,406